Leases (Minimum Payments Due) (Details) $ in Millions	Sep. 30, 2016 USD ($)
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 2.0
2018	1.8
2019	1.6
2020	1.6
2021	2.7
Thereafter	21.3
Total	31.0
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	60.0
2018	54.9
2019	43.7
2020	32.8
2021	26.8
Thereafter	91.6
Total	$ 309.8